Fixed deposits with financial institutions	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Fixed deposits with financial institutions

9. Fixed deposits with financial institutions

	2024	2023
	USD	USD

Fixed deposits with financial institutions	718,935	681,313

Fixed deposits placed with licensed banks amounting to USD718,935 (2023: USD 681,313) are pledged to secure credit facilities granted to a subsidiary. The average interest rate on the fixed deposits was 2.8% (2023: 2.4%) per annum.